Investment Securities (Tables)	3 Months Ended
Mar. 31, 2014
Investment Securities [Abstract]
Schedule Of Investment Securities

	March 31,	December 31,
	2014	2013
Debt securities available-for-sale	$ 1,846.9	$ 1,487.8
Equity securities available-for-sale	14.3	13.7
Debt securities held-to-maturity (1)	304.7	1,042.3
Non-marketable equity investments(2)	89.1	86.9
Total investment securities	$ 2,255.0	$ 2,630.7

(1)     Recorded at amortized cost less impairment on securities that have credit-related impairment.

(2)     Non-marketable equity investments include $25.2 million and $23.6 million in limited partnerships at March 31, 2014 and December 31, 2013, respectively, accounted for under the equity method.  The remaining investments are carried at cost and include qualified Community Reinvestment Act (“CRA”) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment.

Schedule Of Interest And Dividends On Investments

	Three Months Ended March 31,
	2014	2013
Interest income - interest bearing deposits	$ 4.6	$ 3.5
Interest income - investments	3.3	1.9
Dividends - investments	0.9	1.0
Total interest and dividends	$ 8.8	$ 6.4

Amortized Cost And Fair Value Of Securities Available-For-Sale

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
March 31, 2014	Cost	Gains	Losses	Value
Debt securities AFS
U.S. Treasury securities	$ 1,221.2	$ -	$ -	$ 1,221.2
U.S. government agency obligations	591.2	0.1	-	591.3
Supranational and foreign government securities	34.4	-	-	34.4
Total debt securities AFS	1,846.8	0.1	-	1,846.9
Equity securities AFS	13.8	0.6	(0.1)	14.3
Total securities AFS	$ 1,860.6	$ 0.7	$ (0.1)	$ 1,861.2
December 31, 2013
Debt securities AFS
U.S. Treasury securities	$ 649.1	$ -	$ -	$ 649.1
U.S. government agency obligations	711.9	-	-	711.9
Supranational and foreign government securities	126.8	-	-	126.8
Total debt securities AFS	1,487.8	-	-	1,487.8
Equity securities AFS	13.5	0.4	(0.2)	13.7
Total securities AFS	$ 1,501.3	$ 0.4	$ (0.2)	$ 1,501.5

Carrying Value And Fair Value Of Securities Held-To-Maturity

		Gross	Gross
	Carrying	Unrecognized	Unrecognized	Fair
	Value	Gains	Losses	Value
March 31, 2014
Mortgage-backed securities - U.S. government owned and sponsored agencies	$ 104.0	$ 1.9	$ (4.9)	$ 101.0
State and municipal	51.6	-	(3.1)	48.5
Foreign government	36.3	-	-	36.3
Corporate - foreign	112.8	10.4	-	123.2
Total debt securities held-to-maturity	$ 304.7	$ 12.3	$ (8.0)	$ 309.0
December 31, 2013
U.S. government agency obligations	$ 735.5	$ 0.1	$ -	$ 735.6
Mortgage-backed securities - U.S. government owned and sponsored agencies	96.3	1.7	(5.8)	92.2
State and municipal	57.4	-	(6.5)	50.9
Foreign government	38.3	-	-	38.3
Corporate - foreign	114.8	9.0	-	123.8
Total debt securities held-to-maturity	$ 1,042.3	$ 10.8	$ (12.3)	$ 1,040.8

Amortized Cost And Fair Value Of Debt Securities Held-To-Maturity By Contractual Maturity Dates

	March 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
U.S. government agency obligations
Total - Due within 1 year	$ -	$ -	$ 735.5	$ 735.6
Mortgage-backed securities - U.S. government owned and sponsored agencies
Due after 5 but within 10 years	1.4	1.4	-	-
Due after 10 years (1)	102.6	99.6	96.3	92.2
Total	104.0	101.0	96.3	92.2
State and municipal
Due within 1 year	0.6	0.6	0.7	0.7
Due after 1 but within 5 years	3.9	3.9	4.4	4.4
Due after 5 but within 10 years	0.6	0.6	0.7	0.7
Due after 10 years (1)	46.5	43.4	51.6	45.1
Total	51.6	48.5	57.4	50.9
Foreign government
Due within 1 year	30.9	30.9	29.8	29.8
Due after 1 but within 5 years	5.4	5.4	8.5	8.5
Total	36.3	36.3	38.3	38.3
Corporate - Foreign
Due within 1 year	0.8	0.8	0.8	0.8
Due after 1 but within 5 years	46.6	54.6	48.6	56.1
After 5 but within 10 years	65.4	67.8	65.4	66.9
Total	112.8	123.2	114.8	123.8
Total debt securities held-to-maturity	$ 304.7	$ 309.0	$ 1,042.3	$ 1,040.8

(1)   Investments with no stated maturities are included as contractual maturities of greater than 10 years.  Actual maturities may differ due to exercise of call or prepayment rights.